FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended:  December 31, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                      Name:  12 West Capital Management LP
                      ---------------------------------------

                       Address:  90 Park Avenue, 41st Floor
                                 New York, New York  10016
                       ---------------------------------------


                        Form 13F File Number: 028-
                        --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joel Ramin

Title:    Sole Member of 12 West Capital Management, LLC, the
          General Partner of 12 West Capital Management LP

Phone:    (646) 216-7040


Signature, Place, and Date of Signing

/s/ Joel Ramin                  New York, New York           February 14, 2013
---------------------           -------------------          ------------------
[Signature]                     [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:             17
                                                    --

Form 13F Information Table Value Total:       $489,543 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                         12 West Capital Management LP
                                    FORM 13F
                              December 31, 2012


                              TITLE OF                 VALUE      SHARES/     SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                  CLASS      CUSIP      (x1000)     PRN AMT     PRN  CALL  DSCRETN   MNGRS     SOLE     SHRD      NONE
ASCENT CAP GROUP INC          COM SER A    043632108    $35,131      567,177  SH         SOLE                 567,177
BLOUNT INTL INC NEW           COM          095180105    $54,125    3,421,319  SH         SOLE               3,421,319
CASELLA WASTE SYS INC         CL A         147448104    $15,089    3,444,949  SH         SOLE               3,444,949
CRAFT BREW ALLIANCE INC       COM          224122101     $2,320      357,985  SH         SOLE                 357,985
DERMA SCIENCES INC            COM
                              PAR $.01     249827502    $10,668      960,249  SH         SOLE                 960,249
FELCOR LODGING TR INC         COM          31430F101    $17,326    3,710,092  SH         SOLE               3,710,092
FLEETCOR TECHNOLOGIES INC     COM          339041105    $86,580    1,613,789  SH         SOLE               1,613,789
HOWARD HUGHES CORP            COM          44267D107    $19,486      266,865  SH         SOLE                 266,865
MACQUARIE INFRASTR CO LLC     MEMBERSHIP
                              INT          55608B105    $37,760      828,800  SH         SOLE                 828,800
MUELLER WTR PRODS INC         COM SER A    624758108    $15,507    2,764,084  SH         SOLE               2,764,084
NETSPEND HLDGS INC            COM          64118V106    $61,203    5,177,925  SH         SOLE               5,177,925
RESPONSE GENETICS INC         COM          76123U105     $3,402    2,447,617  SH         SOLE               2,447,617
SHFL ENTMT INC                COM          78423R105    $31,348    2,161,898  SH         SOLE               2,161,898
SKULLCANDY INC                COM          83083J104     $4,503      578,100  SH         SOLE                 578,100
TEAVANA HLDGS INC             COM          87819P952     $4,650      300,000  PUT        SOLE                 300,000
TRIPADVISOR INC               COM          896945201    $31,247      745,391  SH         SOLE                 745,391
UTI WORLDWIDE INC             ORD          G87210103    $59,198    4,417,743  SH         SOLE               4,417,743




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